Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 2,703,512	$ 2,635,219	$ 11,460,265	$ 8,253,391
Cost of revenues:
Total cost of revenues	1,071,675	1,030,315	4,517,283	3,262,653
Gross profit	1,631,837	1,604,904	6,942,982	4,990,738
Operating expenses:
General and administrative	938,883	1,039,026	4,044,296	3,499,440
Change in fair value of earnout liabilities	64,204	69,950	141,414	1,554,800
Transaction costs	70,051			636,440
Sales and marketing	352,114	290,311	1,378,352	1,041,367
Depreciation and amortization	114,110	94,884	413,932	296,935
Total operating expenses	1,539,362	1,494,171	5,977,994	7,028,982
Income from operations	92,475	110,733	964,988	(2,038,244)
Other income (expense)
Gain on extinguishment of debt		845,083	845,083	287,426
Interest expense, net	(112,601)	(113,044)	(452,120)	(637,683)
Total other (expense) income	(112,601)	732,039	392,963	(350,257)
(Loss) income before income taxes	(20,126)	842,772	1,357,951	(2,388,501)
Income tax benefit				188,300
Net (loss) income	$ (20,126)	$ 842,772	$ 1,357,951	$ (2,200,201)
Basic net (loss) income per share:	$ (0.01)	$ 0.30	$ 0.48	$ (0.91)
Diluted net (loss) income per share:	$ (0.01)	$ 0.27	$ 0.44	$ (0.91)
Weighted average number of common shares outstanding - basic	2,830,899	2,822,665	2,822,972	2,406,830
Weighted average number of common shares outstanding - diluted	2,830,899	3,106,885	3,104,820	2,406,830
Sale of Software [Member]
Revenues:
Total revenues	$ 64,491	$ 9,594	$ 78,450	$ 194,787
Cost of revenues:
Total cost of revenues	26,193	4,237	14,828	56,664
Software as a Service [Member]
Revenues:
Total revenues	431,221	323,726	1,441,683	1,055,016
Cost of revenues:
Total cost of revenues	91,249	76,340	333,001	273,368
Software Maintenance Services [Member]
Revenues:
Total revenues	336,602	340,446	1,350,470	1,257,446
Cost of revenues:
Total cost of revenues	18,300	24,388	81,641	159,122
Professional Services [Member]
Revenues:
Total revenues	1,587,948	1,652,463	7,468,716	5,007,617
Cost of revenues:
Total cost of revenues	848,167	834,238	3,709,348	2,553,053
Storageand Retrieval Services [Member]
Revenues:
Total revenues	283,250	308,990	1,120,946	738,525
Cost of revenues:
Total cost of revenues	$ 87,766	$ 91,112	$ 378,465	$ 220,446